Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38546
Entity Tax Identification Number	33-1051425
Entity Address Address Line 1	3222 Phoenixville Pike
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K amends the Current Report on Form 8-K filed by Neuronetics, Inc. (“Neuronetics” or the “Company”) on November 12, 2024 (the “Initial 8-K”), to furnish a corrected version of its press release to clarify that the Company expects to achieve cash flow breakeven by the third quarter of 2025 and is attached as Exhibit 99.1 hereto and is incorporated by reference herein.
Entity Central Index Key	0001227636